SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Schedule of segment and geographic area information

	Six Months Ended		Six Months Ended
	June 30, 2024		June 30, 2023
Source of revenue	US$	%	US$	%
Real estate agent income	—	0%	1,709	4%
Rental management income	—	0%	3,541	9%
Hotel income	9,952	100%	34,716	87%
Other income	—	—	—	—
Total Revenue	9,952	100%	39,966	100%

Revenue by Geographic Region	US$	%	US$	%
PRC	—	0%	1,709	4%
UK	9,952	100%	38,257	96%
Total Revenue	9,952	100%	39,966	100%

Assets by Geographic Region	US$	%	US$	%
PRC and Others	945,259	21%	392,756	9%
UK	3,377,288	79%	3,894,059	91%
Total Assets	4,322,547	100%	4,286,815	100%